Revenue (Details) - Schedule of Contract Liabilities - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Contract liabilities – current
Deferred revenue	$ 28,281	$ 39,831
Contract loss provision	12,617	10,120
Accrued launch costs	8,781	6,705
Total contract liabilities – current	49,679	56,656
Contract liabilities – long-term
Contract loss provision	566	2,188
Total contract liabilities – long-term	566	2,188
Total contract liabilities	$ 50,245	$ 58,844